Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 836,653	$ 749,453
Common stock – Columbia Banking System, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15,100	15,200
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	397,557	364,036
Total | Money markets and other cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	176	60
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	379,666	344,389
Total | Common stock – Columbia Banking System, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15,070	15,200
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,645	4,387
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	397,557	364,036
Level 1 | Money markets and other cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	176	60
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	379,666	344,389
Level 1 | Common stock – Columbia Banking System, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15,070	15,200
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,645	4,387
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Money markets and other cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common stock – Columbia Banking System, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Money markets and other cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common stock – Columbia Banking System, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 439,096	$ 385,417